LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES
8.	LEASES

The Group has entered into various non-cancellable operating agreements for land use rights, certain offices, warehouses, retail and service locations, parking lots and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Operating lease cost	14,061	25,198	27,815
Short-term lease cost	15,058	10,020	4,288
Variable lease cost	—	—	141
Total	29,119	35,218	32,244

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of revenues, research and development expenses, selling and marketing expenses and general and administrative expenses.

Supplemental cash flows information related to leases was as follows:

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	17,420	22,260	34,752
Right-of-use assets obtained in exchange for lease obligations
Operating leases	3,245	8,013	42,707

*For the years ended December 31, 2025, 2024 and 2023, this amount includes prepayments for land use rights of nil, nil and US$10,900, respectively, with lease terms of 40 years to 50 years.

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2025	2024
	US$	US$
Operating Leases
Operating lease right-of-use assets	118,845	144,029
Operating lease liabilities, current
− Operating lease liabilities-third parties	11,598	14,094
− Operating lease liabilities-related parties*	1,636	1,028
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	57,576	68,331
− Operating lease liabilities-related parties	3,105	10,729
Total operating lease liabilities	73,915	94,182

*This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2025 and 2024, respectively.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, were as follows:

	Year ended December 31,
	2025	2024	2023
Weighted-average remaining lease term
Operating leases	6.32 years	7.33 years	8.01 years
Weighted-average discount rate
Operating leases	6.27%	6.80%	6.60%

Because the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

Maturities of operating lease liabilities were as follows:

As of
December 31, 2025
US$
2026	15,876
2027	15,666
2028	14,486
2029	11,617
2030	11,278
Thereafter	19,350
Total undiscounted lease payments	88,273
Less: imputed interest	(14,358)
Total lease liabilities	73,915

As of December 31, 2025, the Group had future minimum lease payments for non-cancelable short-term operating leases of US$426.